LOANS (Details 8) - Loans receivable $ in Thousands	12 Months Ended
Jun. 30, 2015 USD ($)
Accretable Yield
Balance	$ (642)
Subsequent adjustments	26
Liquidations	$ 4
Reductions from payments
Income	$ 206
Reclassification from nonaccretable to accretable	$ (288)
Change in the allowance
Balance at end of year	$ (694)
Carrying Value
Balance	9,671
Subsequent adjustments	1,276
Liquidations	(2,429)
Reductions from payments	(999)
Income	$ (75)
Reclassification from nonaccretable to accretable
Change in the allowance	$ (15)
Balance at end of year	$ 7,429